Expenses by nature (Tables)	12 Months Ended
Jun. 30, 2023
Expenses by nature
Schedule of expenses by nature	Costs General and administrative expenses Selling expenses 06.30.2023 Change in agricultural products and biological assets 57,012 - - 57,012 Salaries, social security costs and other personnel expenses 14,493 10,402 1,371 26,266 Fees and payments for services 11,030 2,788 1,134 14,952 Cost of sale of goods and services 13,620 - - 13,620 Maintenance, security, cleaning, repairs and others 8,371 1,518 15 9,904 Taxes, rates and contributions 2,021 741 5,668 8,430 Advertising and other selling expenses 4,700 18 369 5,087 Freights 6 3 4,010 4,019 Director's fees - 14,703 - 14,703 Depreciation and amortization 1,725 853 110 2,688 Leases and service charges 796 307 31 1,134 Travelling, library expenses and stationery 384 289 176 849 Supplies and labors 670 - 17 687 Other expenses 218 187 31 436 Bank expenses 37 411 11 459 Conditioning and clearance - - 414 414 Interaction and roaming expenses 219 10 4 233 Allowance for doubtful accounts, net - - 195 195 Total expenses by nature as of 06.30.2023 115,302 32,230 13,556 161,088 Costs General and administrative expenses Selling expenses 06.30.2022 Change in agricultural products and biological assets 93,249 - - 93,249 Salaries, social security costs and other personnel expenses 12,976 9,093 852 22,921 Fees and payments for services 11,618 2,220 1,313 15,151 Cost of sale of goods and services 16,015 - - 16,015 Maintenance, security, cleaning, repairs and others 7,614 1,522 9 9,145 Taxes, rates and contributions 2,466 612 5,898 8,976 Advertising and other selling expenses 2,861 - 929 3,790 Freights 6 2 4,911 4,919 Director's fees - 3,928 - 3,928 Depreciation and amortization 1,638 979 45 2,662 Leases and service charges 694 259 24 977 Travelling, library expenses and stationery 259 321 119 699 Supplies and labors 604 - 647 1,251 Other expenses 206 172 454 832 Bank expenses 24 392 2 418 Conditioning and clearance - - 638 638 Interaction and roaming expenses 213 4 - 217 Allowance for doubtful accounts, net - - (15) (15)Total expenses by nature as of 06.30.2022 150,443 19,504 15,826 185,773 Costs General and administrative expenses Selling expenses 06.30.2021 Change in agricultural products and biological assets 69,518 - - 69,518 Salaries, social security costs and other personnel expenses 10,839 8,095 1,015 19,949 Fees and payments for services 14,315 1,619 1,212 17,146 Cost of sale of goods and services 12,195 - - 12,195 Maintenance, security, cleaning, repairs and others 6,013 1,477 15 7,505 Taxes, rates and contributions 1,906 593 5,508 8,007 Advertising and other selling expenses 1,265 - 244 1,509 Freights 4 17 4,195 4,216 Director's fees - 4,471 - 4,471 Depreciation and amortization 1,811 1,022 112 2,945 Leases and service charges 795 183 60 1,038 Travelling, library expenses and stationery 134 211 73 418 Supplies and labors 502 - 573 1,075 Other expenses 122 203 200 525 Bank expenses 17 371 4 392 Conditioning and clearance - - 668 668 Interaction and roaming expenses 166 4 - 170 Allowance for doubtful accounts, net - - 780 780 Total expenses by nature as of 06.30.2021 119,602 18,266 14,659 152,527